Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes Tables
Schedule of deferred tax assets and liabilities
	2016	2015
Deferred tax assets:
Net operating loss and contribution carryforwards	$3,217,000	$2,646,000
Intangible asset	158,000	84,000
Capital loss carryforward	236,000	-
Stock-based compensation	139,000	46,000
	3,750,000	2,776,000
Valuation allowance	(3,750,000)	(2,776,000)
Net deferred tax assets	$-	$-

Reconciliation of the statutory federal income tax expense (benefit)
	2016	2015
Statutory federal income tax rate	34%	34%
Permanent differences and other	13%	(22)%
Valuation allowance	(47)%	(12)%
	0%	0%